SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 12, 2020	Jan. 10, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of consecutive calendar days preceding option grant date used in calculating the average closing price of one american depository share	30 days
Unrecognized compensation expense related to non-vested stock options and restricted stock unit		$ 178,994
Unrecognized compensation expense related to non-vested stock options and restricted stock unit, expected to be recognized, years		4 years
Treasury shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount					$ 200,000	$ 150,000
2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date	25.00%
Percentage of stock options exercisable, quarterly	6.25%
Vesting period	3 years
Percentage of restricted share units that vest annually	25.00%
Expiration period	6 years
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted	3.00%
Options and restricted shares granted (in shares)		843,926
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares granted (in shares)		271,841,000
Weighted-average grant-date fair value, options granted (in usd per share)		$ 192.44	$ 121.21	$ 89.54
Total intrinsic value, options exercised		$ 180,234	$ 87,872	$ 68,749
Performance Shares | 2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years